Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payables for purchase of property, plant and equipment	¥ 1,799,882	¥ 1,723,130
Employee compensation payables	1,186,036	939,023
Payables for R&D expenses	1,069,926	1,085,353
Accrued expenses	958,607	598,423
Accrued loss of purchase commitments	621,419	285,519
Deposits from third parties	549,487	501,197
Payables for marketing events	447,839	368,163
Tax payables	435,564	350,263
Warranty provisions	389,290	219,988
Advance from customers	376,897	100,281
Refundable deposit from customers	172,762	61,717
Interest payables	41,093	44,526
Debt from a third party investor(Note 17(i))	0	541,918
Others	601,834	760,694
Total	¥ 8,650,636	¥ 7,580,195